Cash Flows	12 Months Ended
Mar. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Cash Flows
Cash Flows

Cash payments for interest on indebtedness and income taxes and other select non-cash activities are as follows:

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017	April 1, 2016
Cash paid for:
Interest	$288	$103	$124
Taxes on income, net of refunds	$376	$63	$65

Non-cash activities:
Operating:
Prepaid assets acquired under long-term financing	$209	$—	$—
Investing:
Capital expenditures in accounts payable and accrued expenses	$46	$43	$42
Capital expenditures through capital lease obligations	$664	$52	$47
Assets acquired under long-term financing	$238	$87	$1
Increase in deferred purchase price receivable	$128	$393	$—
Financing:
Dividends declared but not yet paid	$51	$20	$19
Stock issued for the acquisition of HPES	$9,850	$—	$—

Settlement of SEC Investigation

During fiscal 2016, CSC's previously disclosed agreed-upon settlement with the SEC was formally approved by the SEC. The settlement became effective on June 5, 2015 and the Company paid a penalty of $190 million on June 11, 2015. The penalty is reflected within net cash provided by operating activities in the statement of cash flows for the fiscal year ended April 1, 2016.